FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF CASH FLOWS) (Details) - USD ($)	1 Months Ended		12 Months Ended
	Feb. 28, 2015	May. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income (loss)			$ 12,956,889	$ 16,649,176	$ (70,943,484)
Share-based compensation			3,687,951	1,792,819	1,881,401
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses and other current assets			30,465	10,217,835	29,616
Amount due to related parties			2,178,445	$ (453,075)	(415,960)
Income tax payable			940,732		(160,480)
Amount due from related party			5,481,362	$ 2,193,604	(6,853,965)
Net cash (used in) provided by operating activities			66,426,213	$ 45,619,729	$ (16,525,817)
Investing activities:
Disposition of minority interest in subsidiary			5,110,085
Net cash used in investing activities			(74,132,349)	$ (90,589,032)	$ (30,696,113)
Financing activities:
Repurchase of ordinary shares			(1,350,164)
Proceeds from follow-on equity offering			30,030,000	$ 58,000,000
Insurance cost for follow-on equity offering	$ (2,000,000)	$ (3,400,000)	(2,033,041)	(3,375,553)
Proceeds from options exercised			275,783	37,080	$ 135,171
Net cash provided by financing activities			15,242,079	44,271,754	48,826,684
Net increase (decrease) in cash and cash equivalents			7,421,528	(762,601)	1,152,060
Cash and cash equivalents at the beginning of the year			7,068,483	7,831,084	6,679,024
Cash and cash equivalents at the end of the year			14,490,011	7,068,483	7,831,084
Parent Company [Member]
Operating activities:
Net income (loss)			12,956,889	16,649,176	(70,943,484)
Share of results of subsidiaries			(17,088,195)	(19,391,427)	67,890,514
Share-based compensation			3,687,951	1,792,819	1,881,401
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses and other current assets			11,099	(27,195)	344,717
Changes in other current liabilities			(96,166)	(26,901)	$ 137,390
Amount due to related parties			(286,526)	$ 286,526
Income tax payable			108,992
Net cash (used in) provided by operating activities			(705,956)	$ (717,002)	$ (689,462)
Investing activities:
Capital contributed to subsidiaries			$ (33,256,774)	$ (54,638,421)
Cash collected from subsidiaries when liquidation					$ 71,503
Disposition of minority interest in subsidiary			$ 5,110,085
Net cash used in investing activities			(28,146,689)	$ (54,638,421)	$ 71,503
Financing activities:
Repurchase of ordinary shares			(1,350,164)
Proceeds from follow-on equity offering			30,030,000	$ 58,000,000
Insurance cost for follow-on equity offering			(2,033,041)	(3,375,553)
Proceeds from options exercised			275,783	37,080	$ 135,171
Net cash provided by financing activities			26,922,578	54,661,527	135,171
Net increase (decrease) in cash and cash equivalents			(1,930,067)	(693,896)	(482,788)
Cash and cash equivalents at the beginning of the year			4,493,150	5,187,046	5,669,834
Cash and cash equivalents at the end of the year			$ 2,563,083	$ 4,493,150	$ 5,187,046